INCOME TAXES - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 594	$ 12,944
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,322	17,773
Deductible temporary differences relating to provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,995	4,821
Mine property costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 15,723	$ 9,650